Supplement dated February 9, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Dividend Opportunity Fund	5/1/2022
Effective February 10, 2023 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Grace Lee, CAIA	Senior Portfolio Manager	Lead Portfolio Manager	2020
Yan Jin	Senior Portfolio Manager	Portfolio Manager	2018
David King, CFA	Senior Portfolio Manager	Portfolio Manager	2018
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Grace Lee, CAIA	Senior Portfolio Manager	Lead Portfolio Manager	2020
Yan Jin	Senior Portfolio Manager	Portfolio Manager	2018
David King, CFA	Senior Portfolio Manager	Portfolio Manager	2018
Ms. Lee joined the Investment Manager in 2014. Ms. Lee began her investment career in 1996 and earned a bachelor’s degree in political science and economics from Stanford University and an M.B.A. from Harvard Business School.
Mr. Jin joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.
Mr. King joined the Investment Manager in 2010. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7005-0001_(02/23)

Supplement dated February 9, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Mid Cap Growth Fund	May 1, 2022
Effective February 10, 2023 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2021
Wayne Collette, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2023
Dana Kelley, CFA	Portfolio Manager	Co-Portfolio Manager	February 2023
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2021
Wayne Collette, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2023
Dana Kelley, CFA	Portfolio Manager	Co-Portfolio Manager	February 2023
Mr. Cole joined the Investment Manager in 2014. Mr. Cole began his investment career in 1993 and earned a B.S. from Guilford College and an M.B.A. in finance from Virginia Polytechnic Institute and State University.
Mr. Collette joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Kelley joined the Investment Manager in 2011. Mr. Kelley began his investment career in 2008 and earned a B.S. in finance from the University of Connecticut.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7017-0001_(02/23)